Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Information Necessary to Calculate EPS

The following table presents information necessary to calculate the EPS for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Consolidated net income attributable to equity holders of PLDT	24,284	24,284	22,521	22,521	18,916	18,916
Dividends on preferred shares (Note 20)	(59)	(59)	(59)	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT	24,225	24,225	22,462	22,462	18,857	18,857

	(in thousands, except per share amounts which are in pesos)
Weighted average number of common shares	216,056	216,056	216,056	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT (Note 5)	112.12	112.12	103.97	103.97	87.28	87.28